Label	Element	Value
Invesco International Diversified Fund | Invesco International Diversified Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Fund Summary
Objective [Heading]	oef_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	64.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
The Fund is a special type of mutual fund known as a “fund of funds” because it primarily invests in underlying open end funds advised by Invesco Advisers, Inc. (Invesco or the Adviser), including exchange-traded funds (ETFs) advised by Invesco Capital Management LLC (Invesco Capital). Those funds are referred to as the “underlying funds.” Invesco and Invesco Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The underlying funds mainly invest in foreign equity securities, which are securities of companies organized under the laws of a foreign country, or with a substantial portion of their operations, assets, revenue or profits from businesses, investments or sales outside the United States, or whose “country of risk” is a foreign country as determined by a third party service provider, or securities traded primarily in foreign securities markets. Certain underlying funds may invest 100% of their assets in securities of foreign companies. Some underlying funds may invest in emerging or developing markets, i.e., those that are generally in the early stages of their industrial cycles, as well as in developed markets throughout the world. From time to time an underlying fund may place greater emphasis on investing in one or more particular industries, regions, or investment styles (such as growth investing). Under normal market conditions, the Fund will invest in shares of some or all of the following Invesco global or international funds that were chosen based on Invesco Adviser Inc.’s (Invesco or the Adviser) determination that they could provide capital appreciation:
■
Invesco Developing Markets Fund
■
Invesco Emerging Markets ex-China Fund (formerly known as Invesco EQV Emerging Markets All Cap Fund)
■
Invesco EQV International Equity Fund
■
Invesco International Small Company Fund (formerly known as Invesco EQV International Small Company Fund)
■
Invesco International Small-Mid Company Fund
■
Invesco International Growth Fund (formerly known as Invesco Oppenheimer International Growth Fund)
■
Invesco International Growth Focus ETF
■
Invesco International Value Fund
Certain underlying funds can invest in derivative instruments to manage currency or exchange rate risk.
The Fund will typically invest in a minimum of three of the underlying funds and will not invest more than 50% of its net assets in any single underlying fund. The Adviser may change the weightings in the underlying funds at any time, without prior approval from or notice to shareholders.
The Adviser will monitor the markets and allocate assets among the underlying funds based on changing market or economic conditions and investment opportunities. In determining how much of the Fund’s assets to invest in an underlying fund, the Adviser will seek to diversify the Fund’s investments internationally and among different investment styles, larger and smaller market capitalizations and between developed and emerging markets. The Fund may also change its allocations based on the Adviser’s evaluation of economic factors that it believes are not reflected in particular markets in which one or more of the underlying funds invest or on current or anticipated changes in currency valuations. The Adviser monitors the underlying fund selections and in response to changing market or economic conditions, the Adviser may change any or all of the underlying funds, including using funds that may be created in the future, without prior approval from or notice to shareholders. Although the term “underlying funds” refers, for ease of reference, to the funds set forth in the bulleted list above, the Fund also uses the term “underlying fund” to refer to funds not listed above in which the Fund may invest in the future.
In attempting to meet their investment objectives or to manage subscription and redemption requests, certain underlying funds engage in active and frequent trading of portfolio securities.
The Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments, including in shares of money market mutual funds in the Invesco family of funds. This will generally occur at times when the Fund is unable to immediately invest funds received from purchases of Fund shares or from redemptions of other investments or to maintain liquidity.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer International Diversified Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance.
The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Class R5 shares’ returns of the Fund will be different from Class A shares’ returns of the Fund and the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns
Bar Chart Narrative [Text Block]	oef_BarChartNarrativeTextBlock	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Class A	Period Ended	Returns
Best Quarter	June 30, 2020	20.26%
Worst Quarter	March 31, 2020	-21.13%

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	20.26%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(21.13%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Invesco International Diversified Fund | Invesco International Diversified Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	As with any mutual fund investment, loss of money is a risk of investing.
Invesco International Diversified Fund | Invesco International Diversified Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Invesco International Diversified Fund | Invesco International Diversified Fund | Fund of Funds Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Fund of Funds Risk. Because it invests primarily in other funds the Fund's investment performance largely depends on the investment performance of the underlying funds. An investment in an underlying fund is subject to the risks associated with the underlying funds. The risks are that an underlying fund will vary from its target weightings (if any) in the underlying funds, that the underlying funds will not achieve their investment objectives, that the underlying funds' performance may be lower than their represented asset classes, and that an underlying fund may withdraw its investments in an underlying fund at a disadvantageous time.
In addition, at times, certain of the segments of the market represented by underlying funds in which the Fund invests may be out of favor and underperform other segments. The Fund will indirectly pay a proportional share of the fees and expenses of the underlying funds in which it invests (including operating expenses and management fees), in addition to the fees and expenses it already will pay to the Adviser.

Invesco International Diversified Fund | Invesco International Diversified Fund | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted by the listing exchange; (4) a passively-managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively-managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund or an underlying fund may invest are leveraged, which may result in economic leverage, permitting the Fund or an underlying fund to gain exposure that is greater than would be the case in an unlevered instrument, and potentially resulting in greater volatility.

Invesco International Diversified Fund | Invesco International Diversified Fund | Allocation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Allocation Risk. The Fund’s investment performance depends, in part, on how its assets are allocated among the underlying funds or asset classes. The Adviser’s evaluations and assumptions regarding the asset classes or the underlying funds in which the Fund invests may be incorrect, causing the Fund to be invested (or not invested) in one or more asset classes or underlying funds at an inopportune time, which could negatively affect the Fund’s performance.

Invesco International Diversified Fund | Invesco International Diversified Fund | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Risk. The market values of an underlying fund’s investments, and therefore the value of an underlying fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of an underlying fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer. These market conditions may include real or perceived adverse economic conditions, changes in trade regulation or economic sanctions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally, among others. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which an underlying fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by an underlying fund will rise in value.

Invesco International Diversified Fund | Invesco International Diversified Fund | Investing in Stocks Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Investing in Stocks Risk. The value of an underlying fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.

Invesco International Diversified Fund | Invesco International Diversified Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which an underlying fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent an underlying fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact an underlying fund’s returns, unless an underlying fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which an underlying fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.

Invesco International Diversified Fund | Invesco International Diversified Fund | Emerging Markets Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Emerging Markets Investment Risk. Investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

Invesco International Diversified Fund | Invesco International Diversified Fund | Geographic Focus Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Geographic Focus Risk. An underlying fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on an underlying fund’s investment performance.

Invesco International Diversified Fund | Invesco International Diversified Fund | European Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
European Investment Risk. The Economic and Monetary Union (the EMU) of the European Union (the EU) requires compliance by member countries with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have significant adverse effects on the economies of EU member countries and the EU and Europe as a whole. Responses to these and other financial problems by European governments, central banks, and others, including austerity measures and reforms, may not produce the desired results, may limit future growth and economic recovery, or may result in social unrest, or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. A number of countries in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member countries from the EU, such as the departure of the United Kingdom (the “UK”), referred to as Brexit, could place the departing member’s currency and banking system under severe stress or even in jeopardy. An exit by other member countries will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect an underlying fund’s investments.

Invesco International Diversified Fund | Invesco International Diversified Fund | Asia Pacific Region Risk (ex [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Asia Pacific Region Risk (ex-Japan). The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. Certain economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility.Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; lack of publicly available information and difficulty in obtaining information necessary for audits of, investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; complex geopolitical tensions, military conflicts and the risk of war, either internal or with other countries; assertions of human rights violations by certain nations; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries.Events in any one country or region within Greater China may impact the other countries or regions or Greater China as a whole. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs, sanctions, capital controls, embargoes, trade wars, or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by an underlying fund. Further, from time to time, certain companies in which an underlying fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations thatcould negatively affect the company’s performance. Additionally, the Public Company Accounting Oversight Board (PCAOB) has historically had difficulties in inspecting audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies. These difficulties may impose significant additional risks concerning the reliability of the audits and of the information about the Chinese securities or the potential delisting of a U.S.-listed Chinese issuer due to an inability to inspect the issuer’s accounting firm.Investments in Chinese companies may be made through a special structure known as a variable interest entity (VIE) that is designed to provide foreign investors, such as an underlying fund, with exposure to Chinese companies that operate in certain sectors in which China restricts or prohibits foreign investments. Investments in VIEs may pose additional risks because the investment is made through an intermediary shell company that has entered into service and other contracts with the underlying Chinese operating company in order to provide investors with exposure to the operating company, and therefore does not represent equity ownership in the operating company. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. The contractual arrangements between the shell company and the operating company may not be as effective in providing operational control as direct equity ownership, and a foreign investor’s (such as an underlying fund’s) rights may be limited, including by actions of the Chinese government which could determine that the underlying contractual arrangements are invalid. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, historically the structure has not been formally recognized under Chinese law. However, effective March 31, 2023, the China Securities Regulatory Commission (CSRC) released new rules and implementing guidelines that permit the use of VIE structures, provided they abide by Chinese laws and register with the CSRC. The rules, however, may cause Chinese companies to undergo greater scrutiny and may make the process to create VIEs more difficult and costly. Further, while the rules and implementing guidelines do not prohibit the use of VIE structures, this does not serve as a formal endorsement by the Chinese government. There is a risk that the Chinese government may cease to tolerate VIEs at any time, and any guidance or further rulemaking prohibiting or restricting these structures by the Chinese government, generally or with respect to specific industries, would likely cause impacted VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect an underlying fund’s returns and net asset value. The future of the VIE structure generally and with respect to certain industries remains uncertain.Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Additionally, developing countries, such as those in Greater China, may subject an underlying fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Moreover, China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of an underlying fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which an underlying fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for an underlying fund.
Invesco International Diversified Fund | Invesco International Diversified Fund | Japan Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Japan Investment Risk. An underlying fund may invest a significant portion of its total assets in securities of issuers from Japan. The growth of Japan’s economy has recently lagged behind that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and may be adversely affected by trade tariffs, other protectionist measures, dependence on exports and international trade, increasing competition from Asia’s other low-cost emerging economies and the economic conditions of its trading partners, political and social instability, regional and global conflicts and natural disasters, as well as by commodity markets fluctuations related to Japan’s limited natural resource supply. The Japanese economy has experienced the effects of the global economic slowdown similar to the United States and Europe, and downturns in the economies of Japan’s key trading partners, such as the United States, China and/or countries in Southeast Asia, could also have a negative impact on the Japanese economy as a whole. The Japanese economy also faces several other concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. These issues may cause a continued slowdown of the Japanese economy.

Invesco International Diversified Fund | Invesco International Diversified Fund | Sector Focus Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Sector Focus Risk. In pursuing its investment strategy, an underlying fund may invest to a significant degree in securities of issuers operating in a single sector. In so doing, an underlying fund may face more risks than if it were diversified broadly over numerous sectors. Such sector-based risks, any of which may adversely affect the companies in which, an underlying fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the sector. In addition, at times, such sector may be out of favor and underperform other sectors or the market as a whole.

Invesco International Diversified Fund | Invesco International Diversified Fund | Growth Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Growth Investing Risk. The market values of growth securities may be more volatile than other types of investments. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth securities typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation and the value of an underlying fund’s investments will vary and at times may be lower than that of other types of investments.

Invesco International Diversified Fund | Invesco International Diversified Fund | Value Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Value Investing Risk. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the price of that security might not appreciate as anticipated. Value securities are subject to the risk that their valuations never improve or that the returns on value securities are lower than returns on other styles of investing or the overall stock market. Thus, the value of an underlying fund’s investments will vary and, at times, may be lower than that of other types of investments. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, value securities may underperform growth securities or the overall stock market.

Invesco International Diversified Fund | Invesco International Diversified Fund | Small- and Mid-Capitalization Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for an underlying fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.

Invesco International Diversified Fund | Invesco International Diversified Fund | Issuer Focus Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Issuer Focus Risk. Although an underlying fund is classified as a diversified fund, it may focus its investments in a relatively small number of issuers. The greater an underlying fund's exposure to any single investment or issuer, the greater the losses an underlying fund may experience upon any single economic, market, business, political, regulatory, or other occurrence. As a result, there may be more fluctuation in the price of an underlying fund's shares.

Invesco International Diversified Fund | Invesco International Diversified Fund | Issuer-Specific Changes Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Issuer-Specific Changes Risk. The performance of an underlying fund depends on the performance of individual securities to which an underlying fund has exposure. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Invesco International Diversified Fund | Invesco International Diversified Fund | Depositary Receipts Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. An underlying fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Invesco International Diversified Fund | Invesco International Diversified Fund | Preferred Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Preferred Securities Risk. There are special risks associated with investing in preferred securities compared to those applicable generally to equity securities. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received any income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Invesco International Diversified Fund | Invesco International Diversified Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks that apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade and therefore considered to have more speculative characteristics and greater susceptibility to default or decline in market value than investment grade securities.

Invesco International Diversified Fund | Invesco International Diversified Fund | Rights and Warrants Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Rights and Warrants Risk. Warrants may be significantly less valuable or worthless on their expiration date and may also be postponed or terminated early, resulting in a partial or total loss. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Warrants and rights are highly volatile and, therefore, more susceptible to sharp declines in value than the underlying security might be. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price.

Invesco International Diversified Fund | Invesco International Diversified Fund | Investing in the Private Fund Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Investing in the Private Fund Risk. The Private Fund (as defined herein) is not registered under the Investment Company Act of 1940. As an investor in the Private Fund, an underlying fund does not have all of the protections offered to investors by the Investment Company Act of 1940. However, the Private Fund is controlled by an underlying fund and managed by OppenheimerFunds, Inc. The Private Fund may invest substantially all of its assets in a limited number of issuers or a single issuer. To the extent that it does so, the Private Fund is more subject to the risks associated with and developments affecting such issuers than a fund that invests more widely. In addition, investments in the Private Fund will be deemed illiquid and therefore subject an underlying fund to liquidity risk.

Invesco International Diversified Fund | Invesco International Diversified Fund | Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Currency Risk. Because the Fund's net asset value is determined in U.S. dollars, the Fund's net asset value could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund's overall net asset value. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold the Fund’s shares.

Invesco International Diversified Fund | Invesco International Diversified Fund | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay an underlying fund or the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in an underlying fund or the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the underlying fund’s or the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the underlying fund or the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the underlying fund or the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the underlying fund’s or the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.

Invesco International Diversified Fund | Invesco International Diversified Fund | Money Market Fund Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Money Market Fund Risk. The share price of certain underlying money market funds may fluctuate and the Fund may lose money by investing in an underlying money market fund. The share price of money market funds can fall below the $1.00 share price. An underlying money market fund’s sponsor is not required to reimburse an underlying money market fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to an underlying money market fund or maintain an underlying money market fund’s $1.00 share price at any time. The credit quality of an underlying money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on an underlying money market fund’s share price. An underlying money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. An underlying money market fund’s Board may elect to impose a fee upon the sale of the Fund’s shares or temporarily suspend the Fund’s ability to sell shares in the future if an underlying money market fund’s liquidity falls below required minimums because of market conditions or other factors.

Invesco International Diversified Fund | Invesco International Diversified Fund | Valuation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Valuation Risk. The price an underlying fund could receive upon the sale of a portfolio investment may differ from an underlying fund’s valuation of the investment, particularly for investments that trade in thin or volatile markets or that are valued using a fair valuation methodology. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by an underlying fund. When market quotations are not readily available for Fund investments, those investments are fair valued by the Adviser. There are multiple methods that can be used to fair value a portfolio investment and such methods may involve more subjectivity than the use of market quotations. The value established for an investment through fair valuation may be different from what would be produced if the investment had been valued using market quotations. In addition, there is no assurance that an underlying fund could sell a portfolio investment at any time for the value ascribed to it for purposes of calculating an underlying fund’s net asset value, and it is possible that an underlying fund could incur a loss because an investment is sold at a discount to its ascribed value. The ability to value investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Invesco International Diversified Fund | Invesco International Diversified Fund | Valuation Time Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Valuation Time Risk. Because foreign exchanges may be open on days when an underlying fund does not price its shares, the value of the non-U.S. securities in an underlying fund portfolio may change on days when you will not be able to purchase or sell your shares. As a result, trading spreads and the resulting premium or discount on the shares may widen, and, therefore, increase the difference between the market price of the shares and the net asset value of such shares.

Invesco International Diversified Fund | Invesco International Diversified Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Non-Diversification Risk. An underlying fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.

Invesco International Diversified Fund | Invesco International Diversified Fund | Active Trading Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Invesco International Diversified Fund | Invesco International Diversified Fund | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Management Risk. The Fund is actively managed and depends heavily on its Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. Similarly, certain underlying funds are actively managed and depend heavily on their advisers’ judgments about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for their portfolios. The Fund and certain underlying funds could experience losses if these judgments prove to be incorrect. Because the investment process of the Fund relies heavily on its asset allocation process, market movements that are counter to the portfolio manager's expectations may have a significant adverse effect on the Fund’s net asset value. Similarly, because the investment processes of certain underlying funds rely heavily on their security selection processes, market movements that are counter to the portfolio manager's expectations may have a significant adverse effect on certain underlying funds’ net asset values. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and underlying funds and, therefore, their abilities to achieve their investment objectives.

Invesco International Diversified Fund | Invesco International Diversified Fund | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.87%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	2.04%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 307
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	640
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,098
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,176
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	207
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	640
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,098
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,176
Invesco International Diversified Fund | Invesco International Diversified Fund | Class R
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.87%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.54%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 157
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	486
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	839
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,834
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	157
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	486
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	839
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,834
Invesco International Diversified Fund | Invesco International Diversified Fund | Class Y
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.87%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,271
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	106
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	331
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	574
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,271
Invesco International Diversified Fund | Invesco International Diversified Fund | Class R5
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.87%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,225
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	318
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	552
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,225
Invesco International Diversified Fund | Invesco International Diversified Fund | Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.87%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,143
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	95
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	296
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	515
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,143
Invesco International Diversified Fund | Invesco International Diversified Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.87%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.29%
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 674
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	936
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,219
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,021
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	674
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	936
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,219
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,021
Invesco International Diversified Fund | MSCI ACWI ex USA® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	32.39%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.91%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.41%
Invesco International Diversified Fund | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	19.33%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.36%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.45%
Performance Inception Date	oef_PerfInceptionDate	Sep. 27, 2005
Invesco International Diversified Fund | Class R
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	20.90%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.87%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.82%
Performance Inception Date	oef_PerfInceptionDate	Sep. 27, 2005
Invesco International Diversified Fund | Class Y
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	21.37%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.35%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.35%
Performance Inception Date	oef_PerfInceptionDate	Sep. 27, 2005
Invesco International Diversified Fund | Class R5
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	21.27%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.41%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.31%	[2]
Performance Inception Date	oef_PerfInceptionDate	May 24, 2019
Invesco International Diversified Fund | Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	21.54%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.50%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.51%
Performance Inception Date	oef_PerfInceptionDate	Aug. 28, 2012
Invesco International Diversified Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	0.63%
Annual Return [Percent]	oef_AnnlRtrPct	32.40%
Annual Return [Percent]	oef_AnnlRtrPct	(14.61%)
Annual Return [Percent]	oef_AnnlRtrPct	24.60%
Annual Return [Percent]	oef_AnnlRtrPct	20.56%
Annual Return [Percent]	oef_AnnlRtrPct	3.89%
Annual Return [Percent]	oef_AnnlRtrPct	(25.32%)
Annual Return [Percent]	oef_AnnlRtrPct	15.43%
Annual Return [Percent]	oef_AnnlRtrPct	(2.53%)
Annual Return [Percent]	oef_AnnlRtrPct	21.06%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.41%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.03%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.49%
Performance Inception Date	oef_PerfInceptionDate	Sep. 27, 2005
Invesco International Diversified Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.12%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(2.55%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.09%
Invesco International Diversified Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.55%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.21%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.33%

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.